SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2015
Property and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	10 years
Property and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	20 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	3 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	10 years
Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	4 years
Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	10 years
Office and electric equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	3 years
Office and electric equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful live	Lesser of useful life and lease term